Other Non-current Assets	12 Months Ended
Dec. 31, 2022
Other Non-current Assets [Abstract]
OTHER NON-CURRENT ASSETS
8.	OTHER NON-CURRENT ASSETS

Other non-current assets, consisted of the following:

	December 31,
	2021	2022

Private clouds in construction	$21,893	13,629
IT systems in construction	1,634	-
Prepayment for equipment	858	794
	$24,385	14,423

Other non-current assets primarily consisted of externally purchased private clouds under construction, which are construction in progress and were not available for use as of December 31, 2021 and 2022.